Nature Of Business	12 Months Ended
Dec. 31, 2010
Nature Of Business [Abstract]
Nature Of Business

Note 1 - NATURE OF BUSINESS

eMagin Corporation and its wholly owned subsidiary (the "Company") designs,  develops, manufactures, and markets OLED on silicon microdisplays and virtual imaging products which utilize OLED microdisplays. The Company's products are sold mainly in North America, Asia, and Europe.